Provisions - Provisions for CO2 Emissions Allowances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other provisions [abstract]
Provisions	$ 117,795,000	$ 107,516,000	$ 142,727,000
Provisions for C02 emissions allowances [Member]
Other provisions [abstract]
Provisions	$ 84,765,000	$ 72,321,000	$ 90,471,000